Preferred and common stock (Tables)	6 Months Ended
Sep. 30, 2016
Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2016 and September 30, 2016 is as follows:

March 31, 2016	Aggregate amount	Number of shares
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	815,828,400
First series class XIV preferred stock (2)	—	900,000,000	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—

Total	914,752	4,214,752,000	914,752,000	815,828,400

September 30, 2016	Aggregate amount	Number of shares
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)
Class XI preferred stock	—	914,752,000	—	—
First series class XIV preferred stock (2)	—	900,000,000	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—

Total	—	4,214,752,000	—	—

Notes:

(1)	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
(2)	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
(3)	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
(4)	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.